Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable and Accrued Liabilities
Accounts payable	$ 5.5	$ 7.0
Accrued liabilities	25.4	36.1
Accounts payable and accrued liabilities	$ 30.9	$ 43.1